Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Series 1 Unitholders [Member]
Net loss from operations:
Net investment loss	(70.97)	[1]	(76.05)	[1]	(85.22)	[1]
Net realized and unrealized losses on trading of futures and forward currency contracts	(36.99)		(37.70)		(53.38)
Net gains (losses) from U.S. Treasury obligations	(0.14)	[1]	0.02	[1]	(0.50)	[1]
Net loss from operations	(108.10)		(113.73)		(139.10)
Less profit share allocated to Managing Owner	0.00		0.00		0.00
Net loss after profit allocation	(108.10)		(113.73)		(139.10)
Net asset value - beginning of year	$ 1,061.34		$ 1,175.07		$ 1,314.17
Net asset value - end of year	953.24		1,061.34		1,175.07
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(7.04%)		(6.96%)		(6.78%)
Total expenses	7.20%		7.10%		7.03%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	7.20%		7.10%		7.03%
Total return before profit share allocation	(10.19%)		(9.68%)		(10.58%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(10.19%)		(9.68%)		(10.58%)
Series 2 Unitholders [Member]
Net loss from operations:
Net investment loss	(35.21)	[1]	(33.27)	[1]	(32.99)	[1]
Net realized and unrealized losses on trading of futures and forward currency contracts	(40.01)		(37.52)		(54.87)
Net gains (losses) from U.S. Treasury obligations	(0.13)	[1]	0.23	[1]	(0.76)	[1]
Net loss from operations	(75.35)		(70.56)		(88.62)
Less profit share allocated to Managing Owner	0.00		0.00		0.00
Net loss after profit allocation	(75.35)		(70.56)		(88.62)
Net asset value - beginning of year	1,191.38		1,261.94		1,350.56
Net asset value - end of year	1,116.03		1,191.38		1,261.94
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(3.03%)		(2.78%)		(2.52%)
Total expenses	3.20%		2.92%		2.75%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	3.20%		2.92%		2.75%
Total return before profit share allocation	(6.32%)		(5.59%)		(6.56%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.32%)		(5.59%)		(6.56%)
Series 3 Unitholders [Member]
Net loss from operations:
Net investment loss	(32.48)	[1]	(30.39)	[1]	(29.80)	[1]
Net realized and unrealized losses on trading of futures and forward currency contracts	(40.41)		(37.60)		(55.16)
Net gains (losses) from U.S. Treasury obligations	(0.15)	[1]	0.14	[1]	(0.68)	[1]
Net loss from operations	(73.04)		(67.85)		(85.64)
Less profit share allocated to Managing Owner	0.00		0.00		0.06
Net loss after profit allocation	(73.04)		(67.85)		(85.70)
Net asset value - beginning of year	1,199.25		1,267.10		1,352.80
Net asset value - end of year	1,126.21		1,199.25		1,267.10
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.79%)		(2.52%)		(2.27%)
Total expenses	2.95%		2.67%		2.50%
Profit share allocation	0.00%		0.00%		0.01%
Total expenses and profit share allocation	2.95%		2.67%		2.51%
Total return before profit share allocation	(6.09%)		(5.35%)		(6.33%)
Profit share allocation	0.00%		0.00%		(0.01%)
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.09%)		(5.35%)		(6.34%)
Series 4 Unitholders [Member]
Net loss from operations:
Net investment loss	(9.80)	[1]	(6.59)	[1]	(3.46)	[1]
Net realized and unrealized losses on trading of futures and forward currency contracts	(42.89)		(38.53)		(54.83)
Net gains (losses) from U.S. Treasury obligations	(0.21)	[1]	0.14	[1]	(0.63)	[1]
Net loss from operations	(52.90)		(44.98)		(58.92)
Less profit share allocated to Managing Owner	0.00		0.00		0.00
Net loss after profit allocation	(52.90)		(44.98)		(58.92)
Net asset value - beginning of year	1,262.11		1,307.09		1,366.01
Net asset value - end of year	$ 1,209.21		$ 1,262.11		$ 1,307.09
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.79%)		(0.52%)		(0.26%)
Total expenses	0.95%		0.67%		0.49%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	0.95%		0.67%		0.49%
Total return before profit share allocation	(4.19%)		(3.44%)		(4.31%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(4.19%)		(3.44%)		(4.31%)

[1]	Calculated based on the weighted average number of units during the year, see Note 7